PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
10.	PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2013	2014

Building	$34,395	$33,558
Computer equipment and application software	61,857	49,206
Furniture and vehicles	1,267	664
Leasehold improvements	5,425	5,585
	$102,944	$89,013
Less: Accumulated depreciation	$(44,294)	$(45,233)
Less: Accumulated impairment loss	(90)	(90)
	$58,560	$43,690

Depreciation expenses from continuing operations were $11,389, $14,539 and $14,975 and from discontinued operations were $2,494, $3,031 and $2,370, for the years ended December 31, 2012, 2013 and 2014, respectively.

Impairment loss from continuing operations were $nil, $90 and $nil for the years ended December 31, 2012, 2013 and 2014, respectively. No impairment loss was incurred from discontinued operations for the respective years.